Note 8 - Long-term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Options Granted	Weighted Average Exercise Price	Weighted Average Fair Value at Grant Date
Outstanding – January 1, 2011	980,000	$2.52	$1,04
Granted in 2011	280,000	2.89	1.20
Options cancelled	(50,000)	3.35	1.42
Forfeited (a)	(450,000)	2.48	1.02
Outstanding – December 31, 2011	760,000	$2.63	$1.09
Granted in 2012	—	—	—
Outstanding – December 31, 2012	760,000	$2.63	$1.09
Options Vested	248,000
Exercisable – December 31, 2012	248,000

Schedule of Period and Predetermined Stock Price Needed for Vesting [Table Text Block]
	Begins Vesting	Ends Vesting	Predetermined Vesting Price
Block 1	12 mo. after Grant Dates	48 mo. after Grant Dates	$3.43
Block 2	24 mo. after Grant Dates	60 mo. after Grant Dates	$4.69
Block 3	36 mo. after Grant Dates	72 mo. after Grant Dates	$6.43
Block 4	48 mo. after Grant Dates	84 mo. after Grant Dates	$8.81
Block 5	60 mo. after Grant Dates	96 mo. after Grant Dates	$12.07